Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Subsequent Events

Note 9 — Subsequent Events

A.	On July 9, 2026, the Company entered into securities purchase agreements (each, a “Purchase Agreement”) for the issuance of an aggregate of 1,175,090 shares (the “Shares”) of common stock, par value $0.0001 per share, pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 12,643,680 shares of common stock (the “Pre-Funded Warrant Shares”), at a purchase price of $0.435 per Share and $0.4349 per Pre-Funded Warrant, Series A warrants (the “Series A Common Warrants”) to purchase up to 13,818,770 shares of common stock (the “Series A Common Warrant Shares”), at an exercise price of $0.50 and Series B warrants (the “Series B Common Warrants”) to purchase up to 13,818,770 shares of common stock (the “Series B Common Warrant Shares”), at an exercise price of $0.45. The offering (the “Offering”) closed on July 10, 2026. Out of the Shares, 275,890 were issued to directors and officers that participated in the Offering under the same terms as other investors for total proceeds of approximately $120 thousand. The gross proceeds from the Offering, before deducting the placement agent fees and Offering expenses, were approximately $6 million. The net proceeds after deducting the placement agent fees and Offering expenses, were approximately $5.3 million. The Pre-Funded Warrants are exercisable immediately upon issuance and remain exercisable until exercised in full. The Series A Common Warrants will be initially exercisable on the date stockholder approval is obtained and will expire five years from the initial exercise date. The Series B Common Warrants will be initially exercisable on the date stockholder approval is obtained and will expire twelve months from the initial exercise date.

B.

On July 9, 2026, the Company entered into an exchange agreement (the “Exchange Agreement”) with Alpha Capital Anstalt (the “Holder”) that holds the outstanding Series C Convertible Preferred Stock, pursuant to which the Holder agreed to exchange at the Exchange Closing (as defined in the Exchange Agreement) an amount of Series C Preferred Shares with an aggregate value of $10,660,000 (the “Preferred Shares Value”), and the Company agreed to issue to the Holder, in the exchange therefor: (i) the number of shares of common stock; (ii) if applicable, the Pre-Funded Warrants; and (iii) the Series A Common Warrants and the Series B Common Warrants as if the Holder had invested additional cash equal to the Preferred Shares Value in the Offering mentioned in section A above. Effective upon the Exchange Closing, the Exchange Preferred Shares (as defined in the Exchange Agreement) shall automatically be cancelled, retired and restored to the status of authorized but unissued shares of the Series C Preferred Shares. The Exchange Closing is subject to stockholder approval.

On July 9, 2026, the Company entered into a conversion agreement (the “Conversion Agreement”) with the holders (the “Holders”) of an aggregate of 35,648,276 of Series A Preferred Shares and Series B Convertible Preferred Stock (“Series B Preferred Shares” and together with the Series A Preferred Shares, the “Preferred Shares”), pursuant to which the Holders agreed that upon the Conversion Closing (as defined in the Conversion Agreement), all of the outstanding Preferred Shares (the “Committed Preferred Shares”) shall be deemed to have been converted (the “Conversion”) into shares of common stock (or pre-funded warrants in lieu thereof). Pursuant to the Conversion Agreement, the Company and the Holders agreed to amend the terms of the Certificates of Designation governing the Preferred Shares to reduce the conversion price of each class of Preferred Shares to $0.435 per share. The Conversion is subject to stockholder approval.

Note 21 — Subsequent Events

A. On January 8, 2026, the Company received $200 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or January 22, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. As of the date of these financial statements, this note was due but was not yet repaid.

B. On February 5, 2026, the Company received $1,000 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or February 18, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. As of the date of these financial statements, this note was due but was not yet repaid.

C. On January 14, 2026, the Company received a bridge loan from the Bank in the amount of $524 thousand. The loan bears interest of 10.50% per year and was repaid on January 31, 2026.

D. On February 5, 2026, Holdings entered into additional subscription agreements with certain investors providing for an additional $2.0 million private placement investment in Holdings. Such additional PIPE investment was entered into on substantially the same terms as the previously disclosed $6.0 million PIPE financing. As a result of the Additional PIPE Investment, the total committed PIPE financing has been increased to $8.0 million.

E. On February 10, 2026, the board of directors of the Company approved a grant of a total of 18,200 options to the Company’s employees.

F. On March 2, 2026, the Company received a bridge loan from the Bank in the amount of $131 thousand. The loan bears interest of 10.50% per year and will be repaid on March 16, 2026. The loan was repaid and received again, bearing an interest of 11% per year, and will be repaid on March 26, 2026.

G. On March 9, 2026, the Company received $450 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 19, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note.

H. On March 13, 2026, the Company received $350 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 27, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note.

TRAILBLAZER HOLDINGS, INC. [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 7. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

During January, February and March 2026, Cyabra issued to Alpha Capital Anstalt promissory notes in the aggregate amount of $2.0 million, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of Cyabra or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the closing of the Business Combination with Trailblazer. The accrued interest will be repaid in cash in accordance with the terms of the note.

On January 20, 2026, Arie Rabinowitz resigned as a director and the Chief Executive Officer of Trailblazer. Mr. Rabinowitz’s resignation was not the result of any disagreement between him and Trailblazer, the Board of Directors, or any committee of the Board of Directors on any matter. On the same day, Mr. Rabinowitz also resigned as the Chief Executive Officer and sole director of Holdings.

On January 21, 2026, the Board of Directors of Trailblazer appointed Yosef Eichorn as its Chief Executive Officer, and as the Chief Executive Officer and sole director of Holdings. Mr. Eichorn is also currently the Chief Development Officer of Trailblazer.

On February 5, 2026, the Company entered into additional subscription agreements with certain investors providing for an additional $2.0 million private placement investment in Holdings Series B Preferred Stock and warrants (the “Additional PIPE Investment”). The Additional PIPE Investment was entered into on substantially the same terms as the previously disclosed $6.0 million PIPE Investment. As a result of the Additional PIPE Investment, the total committed PIPE financing has been increased to $8.0 million.